MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Gain on sale of marketable securities	$ 4,353,000
Reclassification adjustment for sale of securities included in gain on sale of marketable securities	$ 3,300,000